Lease Assets - Impairment losses and Related Recoverable Amounts for Reportable Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 24.8	$ 78.6
Impairment reversals	(5.8)
Recoverable amount	7.9	12.0
Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	8.6	66.7
Impairment reversals	(3.8)
Recoverable amount	0.0	8.4
United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	16.2	6.5
Impairment reversals	(1.2)
Recoverable amount	6.8	1.2
Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0.0	5.4
Impairment reversals	(0.8)
Recoverable amount	1.1	2.4
Lease assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	23.7	59.1
Lease assets | Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	10.5	50.4
Lease assets | United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	12.6	4.8
Lease assets | Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0.6	3.9
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	6.9	19.5
Property and equipment | Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1.9	16.3
Property and equipment | United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	4.8	1.7
Property and equipment | Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 0.2	$ 1.5